UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07540

Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

Item 1. Schedule of Investments

Global High Income Fund Inc.
 Portfolio of investments — July 31, 2007 (unaudited)

		Face
		amount	Value

International bonds — 80.49%
Argentina — 8.92%
Argentina Prestamos Garantizadad,
5.500%, due 01/14/09(1)	ARS	500,000	$222,027
5.500%, due 01/19/12(1)		4,808,240	4,251,878
Banco de Galicia y Buenos Aires,
11.000%, due 01/01/19(2)		$832,080	825,839
Province of Mendoza,
5.500%, due 09/04/18		1,307,069	960,696
Republic of Argentina,
5.389%, due 08/03/12(1)		32,162,000	18,316,259
11.000%, due 12/04/05(3)		1,000,000	350,000
11.000%, due 10/09/06(3)		4,500,000	1,633,500
11.375%, due 03/15/10(3)		800,000	288,000
11.375%, due 01/30/17(3)		1,800,000	657,000
12.250%, due 06/19/18(3)		2,850,000	1,026,000
Republic of Argentina, DISC,
5.830%, due 12/31/33(1)	ARS	159,571	64,508

			28,595,707

Brazil — 5.86%
Federal Republic of Brazil,
6.000%, due 01/17/17		$7,980,000	7,732,620
6.000%, due 05/15/45	BRL	7,200,000	6,197,551
Federal Republic of Brazil, EXIT Bond,
6.000%, due 09/15/13		$2,708,333	2,708,333
Union National FIDC Trust 2006,
0.000%, due 12/01/08(1),(4)	BRL	2,141,490	1,155,626
0.000%, due 07/01/10(1),(4)		1,832,665	992,479

			18,786,609

Colombia — 1.43%
Republic of Colombia,
7.375%, due 01/27/17		$1,300,000	1,381,900
11.750%, due 02/25/20		2,235,000	3,207,225

			4,589,125

Dominican Republic — 3.72%
Republic of Dominica,
9.040%, due 01/23/18		$617,532	688,548
9.500%, due 09/27/11		8,522,038	9,033,361
Republic of Dominica Credit-Linked Note,
10.967%, due 02/29/08(5)		2,222,444	2,217,379

			11,939,288

Ecuador — 1.17%
Republic of Ecuador,
10.000%, due 08/15/30(2)		$4,455,000	3,753,337

Egypt — 3.31%
Egypt Government Bond,
8.500%, due 02/14/08	EGP	22,000,000	4,062,587
Republic of Egypt Credit-Linked Note,
8.500%, due 02/10/08		$6,284,568	6,564,231

			10,626,818

El Salvador — 1.99%
Republic of El Salvador,
7.750%, due 01/24/23		$3,490,000	3,943,700
8.250%, due 04/10/32		2,040,000	2,427,600

			6,371,300

Global High Income Fund Inc.
 Portfolio of investments — July 31, 2007 (unaudited)

		Face
		amount	Value

Indonesia — 6.30%
Indonesia Government Credit-Linked Note,
11.000%, due 10/15/14	IDR	4,000,000,000	$478,916
Indonesia Treasury Bonds,
10.250%, due 07/15/27		9,700,000,000	1,080,556
11.000%, due 09/15/25		28,200,000,000	3,325,918
12.500%, due 03/15/13		23,350,000,000	2,936,152
Majapahit Holding BV,
7.250%, due 10/17/11		$3,400,000	3,448,525
7.250%, due 06/28/17(4)		5,000,000	4,775,000
7.875%, due 06/29/37(4)		4,200,000	4,158,000

			20,203,067

Kazakhstan — 0.22%
CenterCredit International BV,
8.250%, due 09/30/11	KZT	90,000,000	708,303

Lebanon — 1.87%
Republic of Lebanon,
4.000%, due 12/31/17(6)		$4,600,000	3,565,000
8.250%, due 04/12/21(6)		650,000	586,625
8.500%, due 01/19/16		1,100,000	1,051,875
11.625%, due 05/11/16		700,000	794,500

			5,998,000

Malaysia — 5.28%
Johor Corp.,
1.000%, due 07/31/12(6)	MYR	46,970,000	16,044,174
Malaysia Government Bond,
3.869%, due 04/13/10		3,000,000	877,211

			16,921,385

Mexico — 3.24%
PEMEX Project Funding Master Trust,
8.625%, due 02/01/22		$3,250,000	3,875,625
United Mexican States,
9.000%, due 12/22/11	MXN	68,000,000	6,510,838

			10,386,463

Pakistan — 1.37%
Islamic Republic of Pakistan,
6.750%, due 02/19/09		$2,400,000	2,340,000
6.875%, due 06/01/17(4)		2,340,000	2,047,500

			4,387,500

Philippines — 2.61%
National Power Corp.,
8.400%, due 12/15/16		$3,100,000	3,355,750
9.625%, due 05/15/28		1,160,000	1,415,200
Republic of Philippines,
8.000%, due 01/15/16		400,000	424,000
8.375%, due 02/15/11		3,000,000	3,157,500

			8,352,450

Poland — 2.81%
Government of Poland,
4.250%, due 05/24/11	PLN	11,200,000	3,874,426
6.000%, due 11/24/10		14,000,000	5,140,107

			9,014,533

Global High Income Fund Inc.
 Portfolio of investments — July 31, 2007 (unaudited)

		Face
		amount	Value

Russia — 6.66%
Dali Capital PLC for Bank of Moscow,
7.250%, due 11/25/09	RUB	75,800,000	$3,024,114
RSHB Capital SA
7.175%, due 05/16/13		$2,520,000	2,612,686
Russian Federation,
7.500%, due 03/31/30(2)		9,651,500	10,574,425
7.500%, due 03/31/30(2),(4)		2,341,821	2,565,757
Russian Ruble Credit-Linked Note,
7.580%, due 10/09/07(4)	RUB	66,000,000	2,587,957

			21,364,939

Serbia — 2.09%
Republic of Serbia,
3.750%, due 11/01/24(2)		$7,290,000	6,711,356

South Africa — 0.92%
Republic of South Africa,
5.875%, due 05/30/22		$300,000	287,250
6.500%, due 06/02/14		2,000,000	2,060,000
7.375%, due 04/25/12		560,000	594,300

			2,941,550

Turkey — 11.03%
Government of Turkey,
22.538%, due 08/13/08(5)	TRY	5,200,000	3,411,437
14.000%, due 01/19/11		1,000,000	725,304
Republic of Turkey,
7.000%, due 09/26/16		$8,140,000	8,160,350
7.250%, due 03/15/15		1,800,000	1,833,750
11.500%, due 01/23/12		620,000	736,250
Republic of Turkey Credit-Linked Notes,
14.000%, due 01/20/11		5,000,000	6,459,250
14.000%, due 01/19/11		2,884,424	2,692,610
15.000%, due 02/11/10		6,250,000	8,089,250
15.000%, due 02/10/10	TRY	1,000,000	804,378
15.000%, due 02/11/10(4)		$2,500,000	2,448,500

			35,361,079

Ukraine — 1.29%
Republic of Ukraine Credit-Linked Note,
14.500%, due 03/30/08	UAH	20,300,000	4,140,591

Uruguay — 1.04%
Republic of Uruguay,
6.875%, due 01/19/16	EUR	2,330,000	3,347,179

Venezuela — 6.19%
Republic of Venezuela,
5.375%, due 08/07/10		$3,180,000	2,997,150
5.750%, due 02/26/16		11,900,000	10,055,500
7.000%, due 12/01/18		6,130,000	5,486,350
9.375%, due 01/13/34		1,220,000	1,299,300

			19,838,300

Vietnam — 1.17%
Socialist Republic of Vietnam,
6.875%, due 01/15/16		$1,100,000	1,113,750
6.875%, due 01/15/16(4)		2,600,000	2,632,500

			3,746,250

Total international bonds (cost — $252,561,977)			258,085,129

		Number of
		warrants

Warrants — 0.31%
Argentina — 0.31%
Republic of Argentina, expires 12/15/35(7)
(cost — $821,135)		29,648,103	1,007,630

Global High Income Fund Inc.
 Portfolio of investments — July 31, 2007 (unaudited)

		Face
		amount	Value

Short-term investments — 7.03%
International certificate of deposit — 1.04%
Egypt — 1.04%
Egypt Sovereign Certificate of Deposit,
9.612%, due 08/01/07(9)
(cost — $3,324,603)	EGP	19,000,000	$3,352,892

US government obligations — 0.30%
US Treasury Bills,
4.810%, due 12/20/07(8),(9)
(cost — $966,868)		$985,000	966,643

		Shares

Other — 5.69%
UBS Supplementary Trust — U.S. Cash
Management Prime Fund, 5.365%(10),(11)
(cost — $18,235,125)		18,235,125	18,235,125

Total short-term investments (cost — $22,526,596)			22,554,660

		Number of
		contracts

Options purchased — 0.61%
Call options — 0.58%
5 Year US treasury notes futures, strike at USD 104.5,
expires August 2007*(8)		1,658	1,839,343

Put options — 0.03%
5 Year US treasury notes futures, strike at USD 103.5,
expires August 2007*(8)		1,658	51,813
5 Year US treasury notes futures, strike at USD 104.0,
expires November 2007*(8)		124	48,438

			100,251

Total options purchased (cost — $1,019,282)			1,939,594

Total investments(12),(13) (cost — $276,928,990) — 88.44%			283,587,013
Cash and other assets, less liabilities — 11.56%			37,056,750

Net assets — 100%			$320,643,763

Notes to portfolio of investments
Aggregate cost for federal income purposes, which was the same for book purposes, was $276,928,990; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$15,200,883
Gross unrealized depreciation	(8,542,860)

Net unrealized appreciation	$6,658,023

*	Non-income producing security.
(1)	Floating rate security – The interest rate shown is the current rate as of July 31, 2007.
(2)	Step bond – Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2007. Maturity date disclosed is the ultimate maturity date.
(3)	Bond interest in default.
(4)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the value of these securities amounted to $23,363,319 or 7.29% of net assets.
(5)	Reflects annualized yield at July 31, 2007 on zero coupon bonds.
(6)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At July 31, 2007, the value of these securities amounted to $20,195,799 or 6.30% of net assets.
(7)	Security represents an equity claim linked to Argentina’s gross domestic product.
(8)	This security was delivered to cover margin requirements for futures contracts.
(9)	The rate shown is the effective yield at the date of purchase.
(10)	The rate shown reflects the yield at July 31, 2007.

(11)	The table below details the Fund’s investment in a security issued by a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Supplementary Trust.

Income earned
		Purchases	Sales		from affiliate
		during the	during the		for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	10/31/06	07/31/07	07/31/07	07/31/07	07/31/07

UBS Supplementary Trust — U.S. Cash Management Prime Fund	$32,440,632	$217,711,137	$231,916,644	$18,235,125	$844,430

(12)	The table below details the Fund’s transaction activity in an affiliated issuer for the nine months ended July 31, 2007. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		nine months	nine months		the nine months
	Value	ended	ended	Value	ended
Security description	10/31/06	07/31/07	07/31/07	07/31/07	07/31/07

UBS Private Money Market Fund LLC	$—	$6,568,342	$6,568,342	$—	$794

(13)	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc., the investment advisor of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). All investments quoted in foreign currencies will be valued weekly in US dollars on the basis of the foreign currency exchange rates. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (”NYSE”). Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

DISC	Discount bond
EXIT Bond	A long-term bond with a low interest rate, often issued by a less developed country, that gives the buyer the right of exemption from taking part in any subsequent debt rescheduling.

Currency type abbreviations:
ARS	Argentine Peso
BRL	Brazilian Real
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
RUB	Russian Ruble
TRY	New Turkish Lira
UAH	Ukrainian Hryvnia

Forward foreign currency contracts
Global High Income Fund Inc. had the following open forward foreign currency contracts as of July 31, 2007:

					Unrealized
	Contracts	In		Maturity	appreciation/
	to deliver	exchange for		dates	(depreciation)

Brazilian Real	11,630,000	USD	5,598,075	08/24/07	$(552,148)
Columbian Peso	14,500,000,000	USD	7,330,637	08/24/07	(59,897)
Euro	1,185,000	USD	1,641,865	10/24/07	16,527
Malaysian Ringgit	6,300,000	USD	1,848,049	08/24/07	22,325
South African Rand	140,000,000	USD	19,810,386	08/24/07	303,389
New Turkish Lira	22,400,000	USD	16,620,967	08/24/07	(682,131)
Ukrainian Hryvnia	8,270,000	USD	1,463,717	05/18/09	(96,748)
United States Dollar	6,800,000	ARS	21,698,800	08/24/07	66,527
United States Dollar	5,692,609	BRL	11,630,000	08/24/07	457,613
United States Dollar	3,526,093	COP	7,500,000,000	08/24/07	296,597
United States Dollar	2,989,537	DOP	100,000,000	08/24/07	63,898
United States Dollar	563,380	IDR	5,000,000,000	08/24/07	(21,675)
United States Dollar	1,842,105	MYR	6,300,000	08/24/07	(16,381)
United States Dollar	6,761,833	TRY	9,000,000	08/24/07	190,304
United States Dollar	3,728,679	TRY	4,700,000	08/24/07	(98,118)
United States Dollar	1,490,090	UAH	8,270,000	05/18/09	70,376
United States Dollar	9,907,898	ZAR	71,000,000	08/24/07	(15,064)

Net unrealized depreciation on forward foreign currency contracts					$(54,606)

Currency type abbreviations:
ARS	Argentine Peso
BRL	Brazilian Real
COP	Columbian Peso
DOP	Dominican Peso
IDR	Indonesian Rupiah
MYR	Malaysian Ringgit
TRY	New Turkish Lira
UAH	Ukrainian Hryvnia
USD	United States Dollar
ZAR	South African Rand

Futures contracts
Global High Income Fund Inc. had the following open futures contracts as of July 31, 2007:

				Unrealized
	Expiration	Cost/		appreciation/
	date	proceeds	Value	(depreciation)

US treasury futures buy contracts:
5 Year US treasury notes, 230 contracts	September 2007	$23,856,152	$24,257,812	$401,660

10 Year US treasury notes, 170 contracts	September 2007	17,868,751	18,261,719	392,968

30 Year US treasury bonds, 500 contracts	September 2007	54,292,080	55,031,250	739,170

US treasury futures sell contracts:
5 Year US treasury notes, 1,099 contracts	September 2007	115,256,990	115,910,156	(653,166)

Net unrealized appreciation on futures contracts				$880,632

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures positions at July 31, 2007, was $2,906,237.

Industry diversification
As a percentage of net assets
As of July 31, 2007 (unaudited)

International bonds
International corporate bonds
Commercial banks	2.93%
Diversified financial services	2.91
Electric utilities	4.27
Oil, gas & consumable fuels	1.21

Total international corporate bonds	11.32
Foreign government bonds	69.17

Total international bonds	80.49
Warrants	0.31
Short-term investments	7.03
Options purchased	0.61

Total investments	88.44
Cash and other assets, less liabilities	11.56

Net assets	100.00%

1) Swap agreements
The Fund may engage in swap agreements, including but not limited to interest rate, currency, credit default and equity swap agreements. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

The Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Credit default swap agreements involve commitments to make or receive payments in the event of a default of a security or a credit event. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event does occur, the Fund typically would receive full notional value for a reference obligation that may have little or no value. As a seller, the Fund would receive periodic payments from the counterparty, and the Fund would make payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will gain the periodic stream of payments it received over the term of the contract. However, if a credit event occurs, the Fund will pay full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk and credit risk.

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If UBS Global AM is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Fund will be less favorable than it would have been if this investment technique was never used. Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss will consist of the net amount of interest payments that the Fund is contractually entitled to receive. Therefore, the Fund would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

The Fund will accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap agreements on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statements of Operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation of swap agreements.

At July 31, 2007, the Fund had outstanding credit default swap agreements with the following terms:

						Payments
			Termination	Payments made		received by the
Counterparty	Notional amount		dates	by the Fund		Fund		Value

Citigroup Global Markets Limited	DOP	186,200,000	11/13/07	$4,876,101	(1)	—	(2)	$ 5,556,253
Citigroup Global Markets Limited	COP	5,568,000,000	09/15/14	3,271,632	(3)	13.5000	%(4)	3,671,493
Credit Suisse International	USD	1,500,000	12/20/11	1,500,000	(5)(6)	5.0000		1,544,907
Deutsche Bank AG	USD	2,500,000	03/20/12	—	(7)	1.2600		(13,014)
Deutsche Bank AG	USD	3,190,000	06/20/16	—	(8)	3.0600		61,506
Deutsche Bank AG	USD	3,300,000	04/20/17	—	(8)	2.5000		88,227
Deutsche Bank AG	USD	3,700,000	09/20/17	—	(9)	1.6200		(327,690)
Merrill Lynch	USD	2,000,000	07/20/12	—	(10)	0.6700		(52,875)

(Upfront payments made by the Fund $9,647,733)								$10,528,807

(1)	Payment made on 11/10/06 to fully fund swap.
(2)	Payment from the counterparty will be received upon the occurrence of a credit event with respect to the Certificados de Inversion Cero Cupon bond, due 11/12/07.
(3)	Payment made on 04/03/07 to fully fund swap.
(4)	Payment from the counterparty will be received upon the occurrence of a credit event with respect to the Titulos de Tesoreria bond, due 09/12/14.
(5)	Payment made on 01/30/07 to fully fund swap.
(6)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the NJSC Naftogaz Ukraine 8.125% bond, due 09/30/09.
(7)	Payment to the counterparty will be made upon the occurrence of a bankruptcy and/or restructuring event with respect to the Republic of Colombia 10.375% bond, due 01/28/33.
(8)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Turkey 11.875% bond, due 01/15/30.
(9)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Indonesia 6.625% bond, due 02/17/37.
(10)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Panama 8.875% bond, due 09/30/27.

Currency type abbreviations:
COP	Colombian Peso
DOP	Dominican Peso
USD	United States Dollar

At July 31, 2007, the Fund had outstanding total return swap agreements with the following terms:

						Payments
			Termination	Payments made		received by the
Counterparty	Notional amount		dates	by the Fund		Fund		Value

Credit Suisse International	ARS	12,225,000	12/19/11	$10,815,082	(1)	—	(2)	$10,220,703
Deutsche Bank AG	KZT	445,800,000	03/19/08	3,800,721	(3)	—	(4)	3,675,028
HSBC Bank PLC	RUB	34,500,000	10/09/07	1,254,490	(5)	—	(6)	1,384,182
Morgan Stanley & Co. International Ltd.	KZT	448,000,000	02/05/08	3,500,957	(7)	—	(8)	3,761,213
Morgan Stanley & Co. International Ltd.	UAH	13,025,000	03/18/08	2,652,460	(9)	—	(10)	2,688,787

(Upfront payments made by the Fund $22,023,710)								$21,729,913

(1)	Payment made on 04/13/07 to fully fund swap.
(2)	Rate is equal to the total return on the Republic of Argentina 4.000% bond, due 12/17/11.
(3)	Payment made on 02/26/07 to fully fund swap.
(4)	Rate is equal to the total return of the Halyk Savings Bank-Kazak 7.100% bond, due 03/17/08.
(5)	Payment made on 09/27/05 to fully fund swap.
(6)	Rate is equal to the total return on the OAO Gazprom 7.580% bond, due 10/09/07.
(7)	Payment made on 12/13/06 to fully fund swap.
(8)	Rate is equal to the total return on the JSC Alliance Bank 9.000% bond, due 06/27/08.
(9)	Payment made on 04/24/07 to fully fund swap.
(10)	Rate is equal to the total return on the Privat Bank 11.000% bond, due 03/11/08.

Currency type abbreviations:
ARS	Argentine Peso
KZT	Kazakhstan Tenge
RUB	Russian Ruble
UAH	Ukrainian Hryvnia

2) Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or US government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or US government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund’s securities lending program. UBS Securities LLC is the Fund’s lending agent. For the nine months ended July 31, 2007, UBS Securities LLC earned $265 in compensation as the Fund’s lending agent. At July 31, 2007, the Fund did not owe UBS Securities LLC any compensation as the Fund’s lending agent. At July 31, 2007, there were no securities on loan and no related collateral outstanding.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated April 30, 2007.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global High Income Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	September 28, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	September 28, 2007